Income Taxes - Schedule of Income Tax Expense (Benefits) (Details) (10-K) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Loss before tax	$ (185,750)	$ (286,823)	$ (967,491)	$ (284,655)
Tax credit calculated at statutory tax rate	(46,438)	(71,706)	(241,873)	(71,164)
Effect of different tax rates in other countries		112	36	118
Others	46,438	71,594	241,837	71,046
Income tax expense (benefits)